NOTE 21 - Sales and Marketing expenses: Schedule of Sales and Marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wage and salaries
Sales and marketing	$ 2,137	$ 1,199
Share based compensation
Sales and marketing	175	49
Subcontractors
Sales and marketing	9,063	6,264
Depreciation and amortization
Sales and marketing	159	104
Office maintenance, communication and Travel
Sales and marketing	199	132
Sales and marketing	$ 11,733	$ 7,748